Stock-Based Compensation Plan - Summary of RSU Activity (Details) - Surrozen Inc - Restricted Stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares RSAs, unvested, Beginning Balance	263,022	461,000
Number of Shares RSAs, Granted	1,100,000	100,000
Number of Shares RSAs, Cancelled	(93,750)	(29,000)
Number of Shares RSAs, Vested	(154,686)	(269,000)
Number of Shares RSAs, unvested, Ending Balance	1,114,586	263,022
Weighted Average Grant Date Fair Value RSAs, unvested, Beginning Balance	$ 0.69	$ 0.27
Weighted Average Grant Date Fair Value RSAs, Granted	1.75	1.20
Weighted Average Grant Date Fair Value RSAs, Cancelled	1.71	0.09
Weighted Average Grant Date Fair Value RSAs, Vested	1.13	0.22
Weighted Average Grant Date Fair Value RSAs, unvested, Ending Balance	$ 1.59	$ 0.69